Fair Value Measurements - Schedule of Fair value of Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
Liabilities
Contingent consideration obligation	$ 636	$ 1,035
Total liabilities	636	1,035
Level I
Liabilities
Contingent consideration obligation	0	0
Total liabilities	0	0
Level II
Liabilities
Contingent consideration obligation	0	0
Total liabilities	0	0
Level III
Liabilities
Contingent consideration obligation	636	1,035
Total liabilities	$ 636	$ 1,035